Employee benefits (Schedule of Defined Benefit Obligation and Balance of Liability) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Opening balance of the defined benefit obligation	$ 81,770	$ 91,822
Current service cost	2,179	2,697
Past service cost	1,947	1,481
Financial cost	4,242	4,025
Actuarial losses (gains)	32,934	(17,928)
Benefits paid	296	(327)
Closing balance of the defined benefit obligation	$ 123,368	$ 81,770